Property, Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment

	LAND AND BUILDINGS	FIXTURES AND FITTINGS	PLANT AND EQUIPMENT	UNDER CONSTRUCTION	TOTAL
Cost

At January 1, 2020	$3,054	$3,115	$17,287	$10,432	$33,888

Additions	3,686	1,115	25,831	33,749	64,381
Transfers	—	(22)	22	—	—
Disposals	—	(126)	(137)	(406)	(669)
Exchange differences	366	64	1,799	2,090	4,319

At December 31, 2020	7,106	4,146	44,802	45,865	101,919

Accumulated Depreciation
At January 1, 2020	1,067	2,014	5,666	—	8,747

Charge for the period	841	618	4,258	—	5,717
Transfers	—	(1)	1	—	—
Disposals	—	(47)	(135)	—	(182)
Exchange differences	151	52	352	—	555

At December 31, 2020	2,059	2,636	10,142	—	14,837

Carrying Amount
At December 31, 2020	$5,047	$1,510	$34,660	$45,865	$87,082
Cost

At January 1, 2021	$7,106	$4,146	$44,802	$45,865	$101,919

Additions	28,047	4,144	72,186	1,969	106,346
Transfers	—	2,137	(2,137)	—	—
Disposals	(67)	(452)	(91)	—	(610)
Exchange differences	(562)	(322)	(2,084)	(574)	(3,542)

At December 31, 2021	34,524	9,653	112,676	47,260	204,113

Accumulated Depreciation
At January 1, 2021	2,059	2,636	10,142	—	14,837

Charge for the period	2,773	2,204	12,298	—	17,275
Transfers	—	1,686	(1,686)	—	—
Disposals	(21)	(366)	(91)	—	(478)
Exchange differences	(106)	(223)	(589)	—	(918)

At December 31, 2021	4,705	5,937	20,074	—	30,716

Carrying Amount
At December 31, 2021	$29,819	$3,716	$92,602	$47,260	$173,397
Cost

At January 1, 2022	$34,524	$9,653	$112,676	$47,260	$204,113

Additions	1,781	1,277	7,532	6,137	16,727
Transfers	—	—	—	—	—
Disposals	—	(171)	(515)	—	(686)
Exchange differences	(3,340)	(631)	(10,555)	(5,133)	(19,659)

At June 30, 2022	32,965	10,128	109,138	48,264	200,495

Accumulated Depreciation
At January 1, 2022	4,705	5,937	20,074	—	30,716

Charge for the period	2,200	855	9,577	—	12,632
Transfers	—	—	—	—	—
Disposals	—	(112)	(504)	—	(616)
Exchange differences	(546)	(345)	(2,320)	—	(3,211)

At June 30, 2022	6,359	6,335	26,827	—	39,521

Carrying Amount
At June 30, 2022	$26,606	$3,793	$82,311	$48,264	$160,974